OTHER ASSETS AND LIABILITIES - Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other non-current assets
Customer acquisition costs (see Note 3)	$ 98	$ 126
Tax advances (non-income tax)	6	7
Other non-financial assets	74	24
Total other non-current assets	178	157
Other current assets
Advances to suppliers	44	55
Input value added tax	45	49
Prepaid taxes	51	50
Other assets	60	54
Total other current assets	$ 200	$ 208